DIVIDENDS ON ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of dividends [text block] [Abstract]
Schedule of Dividends On Ordinary Shares	Dividends paid during the year were as follows:

	2022 £m	2021 £m	2020 £m
Interim dividends	–	2,900	–